Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events
33.

Subsequent event
On March 8, 2023, the Company announced it had completed a non-brokered private placement consisting of the issuance and sale of 5,000,000

units of the

Company at a

price of $
1.00

per unit, for

gross proceeds of

$
5,000,000
. Each unit

consists
of one

common share of the Company

and
one

common share purchase warrant.

Each warrant entitles the holder

thereof
to purchase one

common

share at

a price

of

$
1.25

until

March

7,

2025. The

entire amount

is allocated

to

the common
shares as the fair value of the common shares on March

8, 2023 was $
1.38 .